UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

1.    Name and address of issuer:

                        Money Market Obligations Trust
                             Federated Investors
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                          [  ]
                  Government Obligations Fund
                  Government Obligations Tax-Managed Fund
                  Prime Obligations Fund
                  Treasury Obligations Fund
                  Tax-Free Obligations Fund
                  Automated Cash Management Trust
                  Automated Government Money Trust
                  Federated Master Trust
                  Municipal Obligations Fund
                  Trust for Government Cash Reserves
                  Trust for Short-Term U.S. Government Securities
                  Prime Value Obligations Fund
                  Money Market Trust
                  Trust for U.S. Treasury Obligations
                  Prime Cash Obligations Fund
                  Liberty U.S. Government Money Market
                  Federated Short-Term U.S. Government Trust
                  Money Market Management
                  Liquid Cash Trust
                        Prime Management Obligations Fund
                  Federated Capital Reserves Fund
                  Federated Government Reserves Fund
                  Federated Municipal Trust

3.    Investment Company Act File Number:                 811-5950


      Securities Act File Number:   33-31602





4(a). Last day of fiscal year for which this Form is filed:  7-31-2005



4(b). [   ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.




4(c). [   ]  Check box if this is the last time the issuer will be filing this Form.



5.    Calculation of registration fee:
      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f): $694,956,270,125
                                                      -------------------

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $678,602,940,681

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $9,237,569,531

      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                              $687,840,510,212

      (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:       $7,115,759,913

      (vi)  Redemption credits available for use in future years
            -- if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                $-

      (vii) Multiplier for determining registration fee
            (See Instruction C.9):                           x0.0001177

      (viii)           Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):           = $837,525

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number
      of shares or other units) deducted here:   -   .  If there is a number
      of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
      then state that number here:   -   .
7.    Interest due -- if this Form is being filed more than 90 days after the
      end of  the issuer's fiscal year (see Instruction D):                 +
      $-
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus
      line 7]:                                                          =
      $837,525
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 26, 2005
      Method of Delivery:
            [ x ] Wire Transfer
            [   ] Mail or other means


                                  SIGNATURES


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Deborah M. Molini


                  Deborah M. Molini, Assistant Treasurer


Date:  October 24, 2005


* Please print the name and title of the signing officer below the signature.